Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets with Definite Lives

The following tables present the Company’s intangible assets with definite lives as of the respective balance sheet dates:

	December 31, 2025
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB	US$
	(in thousands)
Technologies	202,100	(202,100)	—	—
Trademarks	175,308	(121,828)	53,480	7,648
Database	73,500	(73,500)	—	—
Customer relationship	46,900	(46,900)	—	—
Domain names	3,044	(2,861)	183	26
Licensing agreements	2,716	(2,710)	6	1
	503,568	(449,899)	53,669	7,675

	December 31, 2024
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB
	(in thousands)
Technologies	202,100	(161,680)	40,420
Trademarks	175,308	(111,138)	64,170
Database	73,500	(58,800)	14,700
Customer relationship	46,900	(38,640)	8,260
Domain names	3,050	(2,797)	253
Licensing agreements	2,784	(2,770)	14
	503,642	(375,825)	127,817

Schedule of Annual Estimated Amortization Expenses for Acquired Intangible Assets

The annual estimated amortization expenses for the acquired intangible assets for each of the next five years are as follows:

	2026	2027	2028	2029	2030
	RMB	RMB	RMB	RMB	RMB
	(in thousands)
Amortization expenses	10,738	10,733	10,729	10,729	10,729